Restricted Stock Units (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Stock Units
Summary of Restricted Stock Units Activity

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2019	–	–
Granted	2,425,000	0.10
Vested	(2,425,000)	0.10
Balance, December 31, 2020	–	$–
Granted	1,325,000	0.16
Vested	(1,325,000)	0.16
Balance, December 31, 2021	–	–